Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events after the reporting period [Abstract]
Events after the reporting period
30.	Events after the reporting period

On January 7, 2021 Immunocore Holdings Limited was incorporated as a private limited company under the laws of England and Wales with nominal assets and liabilities for the purpose of becoming the holding company of Immunocore Limited.

On January 22, 2021, each holder of series A preferred shares, series B preferred shares, series C preferred shares, Growth Shares and ordinary shares in Immunocore Limited, exchanged each of their shares to Immunocore Holdings Limited for 100 shares of the same class in Immunocore Holdings Limited.  Following this share exchange, Immunocore Limited became a wholly owned subsidiary of Immunocore Holdings Limited.

All Immunocore Limited share options granted to directors and employees under share option plans that were in existence immediately prior to the reorganization were exchanged for share options in Immunocore Holdings plc on a one-for-100 basis with no change in any of the terms or conditions.

Following the share exchange, Immunocore Limited undertook a reorganization of its share capital to re-designate its series A preferred shares, series B preferred shares, series C preferred shares and Growth shares into a single class of ordinary shares and subsequently undertook a share capital reduction, cancelling 6,414,412 ordinary shares and creating distributable reserves.

On February 1, 2021, Immunocore Holdings Limited was re-registered as a public limited company (“plc”) with the name Immunocore Holdings plc.  Immunocore Holdings plc’s Board, management and corporate governance arrangements, and consolidated assets and liabilities immediately following the reorganization were the same as Immunocore Limited immediately before the reorganization.

Immediately prior to completion of the initial public offering, Immunocore Holdings plc re-organized its share capital whereby all of the outstanding series A preferred shares, series B preferred shares and series C preferred shares were re-designated as ordinary shares of Immunocore Holdings plc on a one for one basis.  A total of 831,627 series C preferred shares were converted to a separate class of non-voting ordinary shares.  A total of 4,349,000 of the Growth Shares were re-designated as deferred shares of Immunocore Holdings plc. The remaining 1,926,000 Growth Shares were re-designated into one ordinary share and three deferred shares.  Immediately following these re-designations referred to above every 20 ordinary shares of £0.0001 and every 20 non-voting ordinary shares of £0.0001 in Immunocore Holdings plc was consolidated into one ordinary share and one non-voting ordinary share of £0.002.

On February 9, 2021, Immunocore Holdings plc completed an initial public offering on Nasdaq, issuing 11,426,280 American Depositary Shares (“ADSs”) representing 11,426,280 ordinary shares with nominal value of £23,000 for proceeds before expenses of $297,083,000.  Funding costs of $25,196,000, including underwriter fees were incurred.

In addition to the ADSs sold in the initial public offering, Immunocore Holdings plc completed the concurrent sale of an additional 576,923 ADSs at the initial offering price of $26.00 per ADS, for gross proceeds of approximately $15.0 million, in a private placement to the Bill & Melinda Gates Foundation (“Gates Foundation”).

In March 2021, following an annual portfolio review GlaxoSmithKline and the Group have elected not to plan for or initiate the efficacy determining expansion stage of the current phase I trial for GSK-01 targeting NY-ESO.  Consequently, GlaxoSmithKline have forgone their option to acquire an exclusive license to this program and ownership of the program and NY-ESO target will remain with the Group.  The Group will continue to evaluate future opportunities for GSK-01 as part of annual portfolio reviews.  The balance of deferred income associated with this target of £3,208,000 will be released in full in the period ending March 31, 2021.